Schedule of trade and other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
- Non-related parties	$ 461,497	$ 389,648
Trade receivables	461,497	389,648
Non-trade receivables
- Advance payment to suppliers	329,597	337,488
- Deposits	46,035	59,857
- Goods and services tax recoverable	184	2,294
- Prepayments	195,209	25,841
Non-trade receivables	571,025	425,480
Trade and other receivables	$ 1,032,522	$ 815,128